Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Share-based compensation

19.	Share-based compensation
Long-Term Incentive Plans
The Company operates annual Long-Term Incentive Plans (“LTIPs”) approved by shareholders, granting
Performance Share Units (“PSUs”), Restricted Share Units (“RSUs”), and Performance Restricted Share Units
(“PRSUs”) to eligible employees. PSU awards are typically split across three performance metrics: Total
Shareholder Return (TSR), Adjusted Operating Income (“AOI”), and either Electrification, Quality, or Compliance, each with independent payout scales. PSU, RSU and PRSUs have different vesting periods as summarized in the table below. Additionally, PRSUs vest subject to specific KPIs or multipliers. Fair values are determined using Monte Carlo simulations for TSR-based awards and for all other types of award the fair values are determined using the Stellantis share price on the grant date, adjusted for expected dividends at a constant yield as these awards do not have the right to receive ordinary dividends prior to vesting.
A summary of grants and terms is provided below.

	PSUs				RSUs		PRSUs
LTIP Period	PSUs Granted (millions)	Performance Metrics	Metric Payout Range	Vesting period Vesting Date	RSUs Granted (millions)	Vesting period Vesting Date	PRSUs Granted (millions)	Metric Payout Range	Vesting period Vesting Date
2025-2027	14.3	TSR (30%) AOI (40%) Quality (30%)	0-200%	2025-2027 Dec 2027	9.3	2025-2028 May 2028	1.0	0-150%	2025-2027 Q2 2028
2024-2026	6.5	TSR (30%) AOI (40%) EV Roadmap (30%)	0-200% 0-200% 0-100%	2024-2026 Dec 2026	2.9	2024-2027 May 2027	0.04	0-150%	2024-2027 1/3 Q4 2025 1/3 Q4 2026 1/3 Q4 2027
2023-2025	8.8	TSR (30%) AOI (40%) EV Roadmap (30%)	0-200% 0-200% 0-100%	2023-2025 Dec 2025	2.7	2023-2026 May 2027	0.4	0-150%	2023-2026 1/3 Q4 2024 1/3 Q4 2025 1/3 Q4 2026
2022-2024	0.1	TSR (40%) Synergies (40%) EV Roadmap (10%) CAFE Compliance (10%)	0-200% 0-100% 0-100% 0 or100%	2022-2024 Dec 2024	0.3	2022-2025 May 2027	—	N/A	N/A
PSU Awards
Changes during 2025, 2024 and 2023 for the PSU awards under the 2025-2027, 2024-2026, 2023-2025 and
2022-2024 LTIPs were as follows:

	2025
	PSU TSR	Weighted average fair value at the grant date (€)	PSU Synergies	Weighted average fair value at the grant date (€)	PSU Compliance	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	7,058,827	9.76	3,166,622	11.32	2,254,113	11.71
Granted	4,276,298	3.33	—	—	31,923	10.66
Vested	—	—	(3,134,004)	11.34	(783,510)	11.34
Cancelled	(3,142,765)	10.38	—	—	—	—
Forfeited	(736,500)	6.83	(6,720)	16.48	(218,808)	12.04
Outstanding shares unvested at December 31	7,455,860	6.14	25,898	10.94	1,283,718	11.87

	2025
	PSU Electrification	Weighted average fair value at the grant date (€)	PSU AOI	Weighted average fair value at the grant date (€)	PSU Quality	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	3,221,414	12.35	5,189,541	12.48	—	—
Granted	—	—	5,701,710	7.19	4,244,375	7.16
Vested	(698,240)	11.34	—	—	—	—
Cancelled	(85,281)	11.34	(11,678)	7.12	(8,759)	7.12
Forfeited	(225,611)	13.10	(973,092)	10.46	(288,746)	7.12
Outstanding shares unvested at December 31	2,212,282	12.99	9,906,481	9.66	3,946,870	7.16

	2025
	PRSU	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	288,814	14.39
Granted	1,035,510	9.56
Vested	(204,637)	13.60
Cancelled	(153,214)	13.77
Forfeited	(421,917)	8.07
Outstanding shares unvested at December 31	544,556	11.53

	2024
	PSU TSR	Weighted average fair value at the grant date (€)	PSU Synergies	Weighted average fair value at the grant date (€)	PSU Compliance	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	8,579,529	12.79	5,970,230	12.64	1,255,057	12.76
Granted	1,936,088	5.72	—	—	1,908,977	11.94
Vested	(2,426,156)	17.07	(2,426,155)	14.55	(606,651)	14.55
Cancelled	(242)	5.65	—	—	(242)	12.15
Forfeited	(1,030,392)	10.22	(377,453)	11.39	(303,028)	11.84
Outstanding shares unvested at December 31	7,058,827	9.76	3,166,622	11.32	2,254,113	11.71

	2024
	PSU Electrification	Weighted average fair value at the grant date (€)	PSU AOI	Weighted average fair value at the grant date (€)	PRSU	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	4,339,381	12.64	3,479,043	12.83	417,386	15.82
Granted	27,111	20.99	2,581,419	12.07	43,271	14.80
Vested	(485,154)	14.55	—	—	(137,746)	18.14
Cancelled	(121,287)	14.55	(323)	12.15	(692)	15.82
Forfeited	(538,637)	12.63	(870,598)	12.64	(33,405)	17.26
Outstanding shares unvested at December 31	3,221,414	12.35	5,189,541	12.48	288,814	14.39

	2023
	PSU TSR	Weighted average fair value at the grant date (€)	PSU Synergies	Weighted average fair value at the grant date (€)	PSU Compliance	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	6,352,440	13.09	6,352,440	12.61	1,588,222	12.61
Granted	2,903,808	12.02	56,890	16.14	14,225	14.05
Vested	—	—	—	—	—	—
Cancelled	—	—	—	—	—	—
Forfeited	(676,719)	12.43	(439,100)	12.43	(347,390)	12.59
Outstanding shares unvested at December 31	8,579,529	12.79	5,970,230	12.64	1,255,057	12.76

	2023
	PSU Electrification	Weighted average fair value at the grant date (€)	PSU AOI	Weighted average fair value at the grant date (€)	PRSU	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	1,587,998	12.61	—	—	—	—
Granted	2,861,143	12.83	3,795,870	12.88	417,386	15.82
Vested	—	—	—	—	—	—
Cancelled	—	—	—	—	—	—
Forfeited	(109,760)	12.43	(316,827)	12.83
Outstanding shares unvested at December 31	4,339,381	12.64	3,479,043	12.83	417,386	15.82
The key assumptions utilized to calculate the grant-date fair values for the PSU TSR awards are summarized below:

	2025	2024	2023
Key assumptions	PSU TSR Awards Range
Grant date stock price	€8.54 - €12.82	€12.40 - €15.49	€15.37 - €15.64
Expected volatility	35%	37%	34%
Risk-free rate	1.95%	2.51%	2.94%
Expected dividend yields	8%	10%	9%
The expected volatility was based on the observed historical volatility for common shares of Stellantis. The risk-
free rate was derived from the yield on Euro Area Yield Curves of appropriate term.
The weighted average fair values of the PSU Synergies, PSU Compliance, PSU Electrification, PSU AOI, PSU
Quality and PRSU awards that were granted during years ended December 31, 2025, 2024 and 2023 were measured using the Stellantis stock price on the grant date, adjusted for expected dividends at a constant yield as these PSU awards do not have the right to receive ordinary dividends prior to vesting.
RSU awards
Changes during 2025, 2024 and 2023 for the RSU awards under the 2024-2026, 2023-2025 and 2022-2024
LTIPs were as follows:

	2025		2024		2023
	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	9,370,789	11.67	11,062,707	12.67	8,824,943	12.77
Granted	9,284,098	7.40	2,944,677	11.62	3,419,898	12.41
Vested	(4,501,831)	11.77	(3,432,046)	14.68	(365,601)	15.26
Cancelled	(19,464)	6.91	(539)	11.71	—
Forfeited	(1,187,544)	9.38	(1,204,010)	12.20	(816,533)	12.51
Outstanding shares unvested at December 31	12,946,048	8.78	9,370,789	11.67	11,062,707	12.67
The weighted average fair values of the RSU awards that were granted at December 31, 2025, 2024 and 2023, were measured using the Stellantis stock price on the grant date, adjusted for expected dividends at a constant yield as these RSU awards do not have the right to receive ordinary dividends prior to vesting.
Replacement Stellantis RSU awards
Changes during 2025, 2024 and 2023 for the Replacement Stellantis RSU awards from share-based payment plans issued by the former FCA Group were as follows:

	2025		2024		2023
	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	—	—	—	—	9,722,133	9.95
Anti-dilution adjustment	—	—	—	—	—	—
Granted	—	—	—	—	—	—
Vested	—	—	—	—	(9,597,921)	9.95
Cancelled	—	—	—	—	—	—
Forfeited	—	—	—	—	(124,212)	—
Outstanding shares unvested at December 31	—	—	—	—	—	—
The weighted average fair values of the RSU awards were measured using the Stellantis stock price on the grant date, adjusted for expected dividends at a constant yield as these PSU and RSU awards do not have the right to receive ordinary dividends prior to vesting.
Changes during 2025, 2024 and 2023 for the Replacement Stellantis RSU awards from share-based payment plans issued by former PSA were as follows:

	2025		2024		2023
	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	—	—	—	—	6,422,078	6.71
Anti-dilution adjustment	—	—	—	—	—	—
Granted	—	—	—	—	—	—
Vested	—	—	—	—	(6,422,078)	6.71
Cancelled	—	—	—	—	—	—
Forfeited	—	—	—	—	—	—
Outstanding shares unvested at December 31	—	—	—	—	—	—
The weighted average fair values of the RSU awards that were granted at December 31, 2025, 2024 and 2023 were measured using the Stellantis stock price on the grant date, adjusted for expected dividends at a constant yield as these PSU and RSU awards do not have the right to receive ordinary dividends prior to vesting.
Share-based Compensation Expense
Total expense for the PSU awards and RSU awards of approximately €73 million, €45 million and €189 million was recorded for the years ended December 31, 2025, 2024 and 2023, respectively.